EARNINGS PER SHARE - Earnout Shares (Details) - Earnout Shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026 D $ / shares shares	Dec. 31, 2025 D $ / shares shares
Antidilutive shares not included in the calculation of diluted earnings per share
Shares issuable under earnout agreement | shares	5,000,000	5,000,000
Earnout shares shall vest if occurrence of share price being greater than 15.00 per share
Antidilutive shares not included in the calculation of diluted earnings per share
Shares issuable under earnout agreement | shares	2,500,000	2,500,000
Percentage of earnout shares vested		50.00%
Share price | $ / shares	$ 15	$ 15
Threshold number of specified trading days that common stock price	20	20
Threshold period of specified consecutive trading days	30	30
Vesting period		3 years
Earnout shares shall vest if occurrence of share price being greater than 18.00 per share
Antidilutive shares not included in the calculation of diluted earnings per share
Shares issuable under earnout agreement | shares	2,500,000
Percentage of earnout shares vested		50.00%
Share price | $ / shares	$ 18	$ 18
Threshold number of specified trading days that common stock price	20	20
Threshold period of specified consecutive trading days	30	30
Vesting period		3 years